Schedule of Investments
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.79%
France–27.57%
Gerard Perrier Industrie S.A.	128,171	$10,484,759
HEXAOM(a)	132,990	6,831,104
Infotel S.A.	165,203	9,241,017
Kaufman & Broad S.A.	242,700	10,488,834
Linedata Services	315,459	12,948,012
Manutan International	52,230	4,348,237
Neurones(b)	232,283	7,763,211
Total Gabon	26,924	4,456,783
		66,561,957
Georgia–2.93%
TBC Bank Group PLC	522,263	7,082,369
Germany–2.20%
CENIT AG(a)	116,640	1,832,916
MorphoSys AG(a)	40,025	3,488,331
		5,321,247
Greece–1.39%
Karelia Tobacco Co., Inc. S.A.	9,265	3,367,881
Ireland–3.45%
Origin Enterprises PLC	1,824,862	8,332,665
Israel–6.62%
Hilan Ltd.	269,109	12,749,437
MIND C.T.I. Ltd.(c)	1,216,450	3,223,592
		15,973,029
Italy–2.63%
Gruppo MutuiOnline S.p.A.	75,783	4,001,163
Technogym S.p.A.(a)(d)	202,263	2,351,883
		6,353,046
Morocco–1.93%
Vivo Energy PLC(d)	3,491,904	4,671,857
Poland–2.26%
LiveChat Software S.A.	70,000	2,228,418
Warsaw Stock Exchange	278,420	3,226,439
		5,454,857
Portugal–0.53%
Conduril - Engenharia S.A.(a)	46,308	1,270,746
Romania–3.66%
Fondul Proprietatea S.A.	21,229,730	8,831,038
Russia–1.14%
Globaltrans Investment PLC, GDR(d)	411,000	2,741,370
Singapore–0.56%
XP Power Ltd.	20,835	1,349,842
Shares		Value
Sweden–1.17%
Proact IT Group AB	84,000	$2,818,449
Switzerland–2.31%
Carlo Gavazzi Holding AG(a)	8,325	1,695,674
Kardex Holding AG	19,018	3,879,160
		5,574,834
United Kingdom–33.44%
City of London Investment Group PLC	900,000	6,428,269
Clarkson PLC	188,808	7,162,478
DCC PLC	58,026	5,033,089
Diploma PLC	285,427	10,028,366
Eurocell PLC(a)	1,476,000	4,882,260
Gamesys Group PLC	634,982	16,927,148
IG Group Holdings PLC	376,684	4,679,275
Mortgage Advice Bureau Holdings Ltd.(b)	172,000	2,671,143
Renew Holdings PLC	860,626	6,692,313
SafeStyle UK PLC(a)	4,465,000	3,163,019
Savills PLC(a)	473,369	7,455,223
Ultra Electronics Holdings PLC	200,583	5,608,576
		80,731,159
Total Common Stocks & Other Equity Interests (Cost $149,456,562)		226,436,346
Money Market Funds–6.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(e)	4,832,682	4,832,682
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(e)	4,151,532	4,153,193
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(e)	5,523,066	5,523,066
Total Money Market Funds (Cost $14,508,070)		14,508,941
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.80% (Cost $163,964,632)		240,945,287
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 0.02%(c)(e)(f)	8,623	8,623
Invesco Private Prime Fund, 0.12%(c)(e)(f)	13,059	13,064
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,687)		21,687
TOTAL INVESTMENTS IN SECURITIES—99.81% (Cost $163,986,319)		240,966,974
OTHER ASSETS LESS LIABILITIES–0.19%		456,790
NET ASSETS–100.00%		$241,423,764

Investment Abbreviations:
GDR	– Global Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2021.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,391,102	$3,657,706	$(4,216,126)	$-	$-	$4,832,682	$380
Invesco Liquid Assets Portfolio, Institutional Class	4,551,609	2,612,647	(3,011,518)	455	-	4,153,193	343
Invesco Treasury Portfolio, Institutional Class	6,161,260	4,180,236	(4,818,430)	-	-	5,523,066	145
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	116,223	146,207	(253,807)	-	-	8,623	2*
Invesco Private Prime Fund	172,197	209,430	(368,563)	-	-	13,064	25*
Investments in Other Affiliates:
Linedata Services**	11,794,869	-	(928,552)	1,935,409	146,286	12,948,012	-
MIND C.T.I. Ltd.	3,150,606	-	-	72,986	-	3,223,592	237,208
Total	$31,337,866	$10,806,226	$(13,596,996)	$2,008,850	$146,286	$30,702,232	$238,103

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At March 31, 2021, this security was no longer an affiliate of the Fund.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $9,765,110, which represented 4.04% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
France	$—	$66,561,957	$—	$66,561,957
Georgia	—	7,082,369	—	7,082,369
Germany	—	5,321,247	—	5,321,247
Greece	—	3,367,881	—	3,367,881
Ireland	—	8,332,665	—	8,332,665
Israel	3,223,592	12,749,437	—	15,973,029
Italy	—	6,353,046	—	6,353,046
Morocco	—	4,671,857	—	4,671,857
Poland	—	5,454,857	—	5,454,857
Portugal	1,270,746	—	—	1,270,746
Romania	—	8,831,038	—	8,831,038
Russia	2,741,370	—	—	2,741,370
Singapore	—	1,349,842	—	1,349,842
Sweden	—	2,818,449	—	2,818,449
Switzerland	—	5,574,834	—	5,574,834
United Kingdom	—	80,731,159	—	80,731,159
Money Market Funds	14,508,941	21,687	—	14,530,628
Total Investments	$21,744,649	$219,222,325	$—	$240,966,974
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco European Small Company Fund